Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Line Items]
Total before tax	¥ (58,727)	¥ 1,608,342	¥ 433,220
Domestic income (loss)
Income Taxes [Line Items]
Total before tax	(886,921)	575,101	89,440
Domestic income (loss)
Income Taxes [Line Items]
Total before tax	¥ 828,194	¥ 1,033,241	¥ 343,780